Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Expense By Nature [Abstract]
Summary of Expenses

	2024	2023	2022

	US$	US$	US$
Administrative expenses
Employee benefits expenses:
Salaries and fees	3,946,256	2,518,450	1,524,038
Cash bonuses	707,384	820,848	186,451
Superannuation	120,197	167,086	100,844
Share-based payments expense	3,785,157	3,925,513	4,421,974
Total employee benefits expense	8,558,994	7,431,897	6,233,307

Other expenses:
Insurance	1,669,307	2,289,446	3,992,816
Investor relations costs	383,092	451,378	328,026
Audit and accounting	526,002	337,038	496,652
Travel expenses	743,878	580,644	13,616
Payroll tax	186,627	132,441	91,604
Legal fees	1,303,884	1,330,054	1,252,014
Advisory fees[1]	8,239	6,084,005	156,978
Consultancy costs	708,955	1,389,048	1,619,824
Other expenses	1,586,268	1,455,004	1,027,906
Total other expenses	7,116,252	14,049,058	8,979,436

Depreciation of:
Equipment and furniture	18,800	17,000	11,917
Right-of-use assets	84,225	84,226	66,465
Total depreciation expense	103,025	101,226	78,382

Loss on disposal of non-current assets	—	—	169

Total administrative expenses	15,778,271	21,582,181	15,291,294

1.
Advisory fees relates to a market assessment of potential financing alternatives and solutions.